Income Taxes (Details) - Schedule of company’s income (loss) before provision (benefit) for income taxes	11 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Company SIncome Loss Before Provision Benefit for Income Taxes [Abstract]
Domestic	$ (6,714,329)
Foreign
Loss before income taxes	$ (6,714,329)